Discontinued Operations (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue and Net Loss Related to Discontinued Operations [Abstract]
Revenue	$ 0	$ 0	$ 85,907
Net Loss	0	0	(1,674,738)
Cash Flow from Discontinued Operations [Abstract]
Net cash used in operating activities	0	0	(1,670,873)
Net cash provided by (used in) investing activities	0	0	355,536
Net cash provided by financing activities	$ 0	$ 0	$ 1,268,121